Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended
		Apr. 07, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 01, 2026
Disclosure of objectives, policies and processes for managing capital [line items]
Beginning Balance				$ 89,022		$ 88,587	$ 84,076
Issued in relation to share-based payments, net	[1]					10	11
Repurchased for cancellation under the Normal Course Issuer Bid (shares)		15,000,000	2,100,000	6,400,000				20,000,000
Repurchased for cancellation under the Normal Course Issuer Bid			$ (218)	$ (655)				$ (1,846)
Ending Balance			$ 88,582	$ 88,582	$ 86,506	$ 88,582	$ 86,506
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Outstanding at beginning of period				1,232,792,128	1,245,527,961	1,236,305,738	1,244,435,686
Beginning Balance				$ 22,089	$ 22,136	$ 22,067	$ 22,054
Issued in relation to share-based payments, net (shares)				378,695	21,402	1,741,732	1,113,677
Issued in relation to share-based payments, net				$ 29	$ 2	$ 140	$ 84
Repurchased for cancellation under the Normal Course Issuer Bid (shares)				(6,383,463)		(11,260,110)
Repurchased for cancellation under the Normal Course Issuer Bid				$ (116)		$ (205)
Outstanding at end of period			1,226,787,360	1,226,787,360	1,245,549,363	1,226,787,360	1,245,549,363
Ending Balance			$ 22,002	$ 22,002	$ 22,138	$ 22,002	$ 22,138

[1]	Represents amounts on account of share-based payments (refer to Note 12).